INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

10. Intangible Assets

The Company's intangible assets included certain licenses and rights. Based on management's assessment, these intangible assets have been valued at $nil (2020 - $1). During the year ended December 31, 2021 an impairment charge of $1 was recorded against these intangible assets.